UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21636

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                WHEATON, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                WHEATON, IL 60187
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000

                      Date of fiscal year end: DECEMBER 31

                  Date of reporting period: SEPTEMBER 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2009 (UNAUDITED)

   PRINCIPAL
     VALUE
     (LOCAL                                                                              STATED         VALUE
   CURRENCY)                         DESCRIPTION                             COUPON     MATURITY     (US DOLLARS)
---------------   ------------------------------------------------------    --------    --------    --------------
BONDS AND NOTES (b) - 129.6%
                  ARGENTINA - 5.1%
      7,023,044   Republic of Argentina (ARS) (c)....................          2.00%    02/04/18    $    2,509,456
     12,590,000   Republic of Argentina (USD)........................          7.00%    03/28/11        11,433,859
        651,651   Republic of Argentina (USD)........................          8.28%    12/31/33           441,494
      5,910,000   Republic of Argentina (USD) (c)....................          2.28%    12/15/35           395,970
                                                                                                    --------------
                                                                                                        14,780,779
                                                                                                    --------------

                  AUSTRALIA - 6.1%
     11,000,000   Australian Government (AUD)........................          6.00%    02/15/17        10,113,698
      8,100,000   Queensland Treasury (AUD)..........................          6.00%    10/14/15         7,257,416
                                                                                                    --------------
                                                                                                        17,371,114
                                                                                                    --------------

                  BRAZIL - 8.7%
      5,750,000   Brazil Citigroup (BRL).............................         15.00%    07/02/10         3,381,127
     10,000,000   Brazil Notas do Tesouro Nacional Series F (BRL)....         10.00%    01/01/11         5,631,751
      1,226,000   Dasa Finance Corp. (USD)...........................          8.75%    05/29/18         1,305,690
     15,303,000   Electropaulo Metropolitan (BRL)....................         19.13%    06/28/10         9,188,624
        775,000   Odebrecht Finance Ltd. (USD).......................          9.63%    04/09/14           907,719
      1,880,000   Petrobras International Finance Co. (USD)..........          7.88%    03/15/19         2,166,136
      1,940,000   Telemar Norte Leste S.A. (USD).....................          9.50%    04/23/19         2,320,822
                                                                                                    --------------
                                                                                                        24,901,869
                                                                                                    --------------

                  CANADA - 11.6%
      5,200,000   Canadian Government (CAD)..........................          9.50%    06/01/10         5,150,946
      1,700,000   Canadian Government (CAD)..........................          5.25%    06/01/13         1,759,369
     10,000,000   Export Development Canada (NZD)....................          8.13%    11/30/10         7,591,741
     15,000,000   Province of Manitoba (NZD).........................          6.38%    09/01/15        10,735,141
     10,965,000   Province of Ontario (NZD)..........................          6.25%    06/16/15         7,938,646
                                                                                                    --------------
                                                                                                        33,175,843
                                                                                                    --------------

                  CHINA - 1.4%
      2,390,000   Country Garden Holdings Co. (USD)..................         11.75%    09/10/14         2,366,100
      1,440,000   Parkson Retail Group Ltd. (USD)....................          7.88%    11/14/11         1,522,123
        200,000   Parkson Retail Group Ltd. (USD)....................          7.13%    05/30/12           203,790
                                                                                                    --------------
                                                                                                         4,092,013
                                                                                                    --------------

                  COLOMBIA - 2.6%
        930,000   EEB International Ltd. (USD).......................          8.75%    10/31/14         1,004,400
  7,240,000,000   Republic of Colombia (COP).........................         12.00%    10/22/15         4,465,275
      1,700,000   Republic of Colombia (USD).........................          7.38%    03/18/19         1,952,450
                                                                                                    --------------
                                                                                                         7,422,125
                                                                                                    --------------

                  DOMINICAN REPUBLIC - 1.2%
      1,770,000   Cerveceria Nacional Dominica (USD) (c).............         16.00%    03/27/12         1,574,946
      2,066,000   Dominican Republic (USD)...........................          8.63%    04/20/27         1,973,030
                                                                                                    --------------
                                                                                                         3,547,976
                                                                                                    --------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)

   PRINCIPAL
     VALUE
     (LOCAL                                                                              STATED         VALUE
   CURRENCY)                         DESCRIPTION                             COUPON     MATURITY     (US DOLLARS)
---------------   ------------------------------------------------------    --------    --------    --------------
BONDS AND NOTES (b) - (CONTINUED)

                  EL SALVADOR - 1.3%
      1,020,000   Republic of El Salvador (USD)....................           8.25%     04/10/32    $    1,086,300
      2,640,000   Republic of El Salvador (USD)....................           7.65%     06/15/35         2,653,200
                                                                                                    --------------
                                                                                                         3,739,500
                                                                                                    --------------

                  FINLAND - 2.6%
      4,581,000   Republic of Finland (GBP)........................           9.38%     02/03/10         7,506,758
                                                                                                    --------------

                  GABON - 1.7%
      4,735,000   Gabonese Republic (USD)..........................           8.20%     12/12/17         4,971,750
                                                                                                    --------------

                  GEORGIA - 1.1%
      3,080,000   Republic of Georgia (USD)........................           7.50%     04/15/13         3,080,000
                                                                                                    --------------

                  GERMANY - 1.3%
      3,650,000   KfW International Finance (CAD)..................           4.95%     10/14/14         3,699,300
                                                                                                    --------------

                  GHANA - 0.7%
      2,030,000   Republic of Ghana (USD)..........................           8.50%     10/04/17         2,060,450
                                                                                                    --------------

                  HUNGARY - 2.4%
  1,006,070,000   Hungary Government Bond (HUF)....................           6.00%     10/24/12         5,251,047
    328,000,000   Hungary Government Bond (HUF)....................           5.50%     02/12/16         1,600,973
                                                                                                    --------------
                                                                                                         6,852,020
                                                                                                    --------------

                  INDONESIA - 7.6%
 23,900,000,000   Indonesian Government Bond (IDR).................           9.50%     06/15/15         2,517,277
 22,300,000,000   Indonesian Government Bond (IDR).................          10.75%     05/15/16         2,477,610
  7,170,000,000   Indonesian Recapitalization Bond (IDR)...........          13.40%     02/15/11           796,460
 14,200,000,000   Indonesian Recapitalization Bond (IDR)...........          13.45%     08/15/11         1,610,070
        970,000   Majapahit Holding B.V. (USD).....................           7.75%     10/17/16         1,021,263
      2,800,000   Majapahit Holding B.V. (USD).....................           7.25%     06/28/17         2,869,233
      2,090,000   MGTI Finance Company, Ltd. (USD).................           8.38%     09/15/10         2,114,309
      6,440,000   Republic of Indonesia (USD)......................          10.38%     05/04/14         7,814,579
        610,000   Republic of Indonesia (USD)......................           6.88%     03/09/17           651,460
                                                                                                    --------------
                                                                                                        21,872,261
                                                                                                    --------------

                  IRAQ - 2.2%
      8,190,000   Republic of Iraq (USD)...........................           5.80%     01/15/28         6,265,350
                                                                                                    --------------

                  KAZAKHSTAN - 4.8%
      3,630,000   HSBK Europe B.V. (USD)...........................           9.25%     10/16/13         3,648,150
      2,520,000   Kazakhstan Temir Zholy National Co. JSC (USD)....           6.50%     05/11/11         2,551,500
      3,460,000   KazMunaiGaz Finance Sub B.V. (USD)...............           8.38%     07/02/13         3,697,875
      3,280,000   KazMunaiGaz Finance Sub B.V. (USD)...............          11.75%     01/23/15         3,883,192
                                                                                                    --------------
                                                                                                        13,780,717
                                                                                                    --------------

                  MALAYSIA - 2.0%
      5,530,000   Petronas Capital Ltd. (USD)......................           5.25%     08/12/19         5,613,503
                                                                                                    --------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)

   PRINCIPAL
     VALUE
     (LOCAL                                                                              STATED         VALUE
   CURRENCY)                         DESCRIPTION                             COUPON     MATURITY     (US DOLLARS)
---------------   ------------------------------------------------------    --------    --------    --------------
BONDS AND NOTES(b) - (CONTINUED)

                  MEXICO - 6.2%
      2,380,000   Axtel S.A.B. de C.V. (USD).......................           9.00%     09/22/19    $    2,409,155
      1,920,000   Corp. Geo S.A. de C.V. (USD).....................           8.88%     09/25/14         1,990,848
      2,530,000   Desarrolladora Homex S.A. (USD)..................           7.50%     09/28/15         2,498,375
     78,350,000   Mexican Bonos Desarr Fixed Rate Bond (MXN).......          10.00%     11/20/36         6,598,536
      3,190,000   Pemex Project Funding Master Trust (USD).........           5.75%     03/01/18         3,170,062
      1,200,000   Pemex Project Funding Master Trust (USD).........           6.63%     06/15/38         1,134,000
                                                                                                    --------------
                                                                                                        17,800,976
                                                                                                    --------------

                  MULTINATIONAL - 11.7%
     17,600,000   Asian Development Bank (AUD).....................           5.50%     02/15/16        15,027,319
     18,800,000   European Investment Bank (NZD)...................           6.50%     09/10/14        14,003,385
      5,000,000   Nordic Investment Bank (AUD).....................           5.38%     01/18/11         4,449,720
                                                                                                    --------------
                                                                                                        33,480,424
                                                                                                    --------------

                  NIGERIA - 2.6%
      3,750,000   GTB Finance B.V. (USD)...........................           8.50%     01/29/12         3,589,500
    601,500,000   KfW International Finance (NGN)..................           8.50%     01/18/11         3,850,042
                                                                                                    --------------
                                                                                                         7,439,542
                                                                                                    --------------

                  NORWAY - 5.2%
      4,500,000   Kommunalbanken AS (GBP)..........................           4.75%     01/28/10         7,286,215
     10,000,000   Kommunalbanken AS (NZD)..........................           8.00%     10/19/10         7,547,434
                                                                                                    --------------
                                                                                                        14,833,649
                                                                                                    --------------

                  PAKISTAN - 1.1%
      1,800,000   Islamic Republic of Pakistan (USD)...............           6.88%     06/01/17         1,575,000
      2,190,000   Islamic Republic of Pakistan (USD)...............           7.88%     03/31/36         1,676,837
                                                                                                    --------------
                                                                                                         3,251,837
                                                                                                    --------------

                  PANAMA - 0.4%
        900,000   Republic of Panama (USD).........................           8.88%     09/30/27         1,195,785
                                                                                                    --------------

                  PERU - 1.2%
      8,500,000   Peru Bono Soberano (PEN).........................           8.20%     08/12/26         3,562,551
                                                                                                    --------------

                  PHILIPPINES - 3.6%
        720,000   Republic of Philippines (USD)....................           8.38%     06/17/19           879,336
      3,140,000   Republic of Philippines (USD)....................          10.63%     03/16/25         4,424,750
        640,000   Republic of Philippines (USD)....................           9.50%     02/02/30           853,024
      2,310,000   Republic of Philippines (USD)....................           7.75%     01/14/31         2,633,400
      1,550,000   SM Investments Corp. (USD).......................           6.00%     09/22/14         1,547,442
                                                                                                    --------------
                                                                                                        10,337,952
                                                                                                    --------------

                  POLAND - 1.9%
      4,760,000   Republic of Poland (USD).........................           6.38%     07/15/19         5,331,200
                                                                                                    --------------
                  RUSSIA - 4.5%
     56,400,000   GPB Eurobond Finance PLC (RUB)...................           7.25%     02/22/10         1,843,341
     83,990,638   Red Arrow International Leasing PLC (RUB)........           8.38%     06/30/12         2,713,319
      2,650,000   UBS Luxembourg S.A. (USD) (c)....................           6.23%     02/11/15         2,640,990

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)

   PRINCIPAL
     VALUE
     (LOCAL                                                                              STATED         VALUE
   CURRENCY)                         DESCRIPTION                             COUPON     MATURITY     (US DOLLARS)
---------------   ------------------------------------------------------    --------    --------    --------------
BONDS AND NOTES (b) - (CONTINUED)

                  RUSSIA - (CONTINUED)
      2,970,000   Vimpelcom Finance (USD)..........................           8.38%     04/30/13    $    3,120,041
      2,580,000   VTB Capital S.A. (USD)...........................           6.88%     05/29/18         2,586,450
                                                                                                    --------------
                                                                                                        12,904,141
                                                                                                    --------------

                  SINGAPORE - 0.4%
      1,200,000   Ciliandra Perkasa Finance Co. Pte Ltd. (USD).....          10.75%     12/08/11         1,231,327
                                                                                                    --------------

                  SOUTH AFRICA - 1.7%
      2,200,000   Republic of South Africa (USD)...................           6.88%     05/27/19         2,470,270
     14,580,000   Republic of South Africa (ZAR)...................          13.50%     09/15/15         2,409,912
                                                                                                    --------------
                                                                                                         4,880,182
                                                                                                    --------------

                  SPAIN - 3.5%
     11,500,000   Instituto de Credito Oficial (AUD)...............           5.50%     10/11/12         9,979,952
                                                                                                    --------------

                  TURKEY - 4.2%
      3,380,000   Republic of Turkey (USD).........................           9.50%     01/15/14         3,962,239
      1,100,000   Republic of Turkey (USD).........................           7.50%     07/14/17         1,216,710
      2,800,000   Turkey Government Bond (TRY).....................             (d)     04/14/10         1,814,679
      8,000,000   Turkey Government Bond (TRY).....................             (d)     11/03/10         4,959,730
                                                                                                    --------------
                                                                                                        11,953,358
                                                                                                    --------------

                  UKRAINE - 2.8%
      4,700,000   EX-IM Bank of Ukraine (USD)......................           7.65%     09/07/11         4,206,500
      3,000,000   UBS AG Jersey Branch, Credit Linked Note (USD)...           9.13%     06/21/10         1,087,800
      2,970,000   Ukraine Government Bond (USD)....................           6.88%     03/04/11         2,784,672
                                                                                                    --------------
                                                                                                         8,078,972
                                                                                                    --------------

                  UNITED KINGDOM - 5.9%
      1,600,000   United Kingdom Treasury (GBP)....................           8.00%     12/07/15         3,298,237
      4,600,000   United Kingdom Treasury (GBP)....................           6.00%     12/07/28         9,396,639
      2,520,000   United Kingdom Treasury (GBP)....................           4.25%     12/07/49         4,205,451
                                                                                                    --------------
                                                                                                        16,900,327
                                                                                                    --------------

                  URUGUAY - 4.1%
      6,140,000   Republic of Uruguay (USD)........................           7.88%     01/15/33         6,658,830
     74,780,000   Republic Orient Uruguay,
                    Inflation Adjusted Bond (UYU) (e)..............           5.00%     09/14/18         4,505,242
     12,900,000   Republic Orient Uruguay,
                    Inflation Adjusted Bond (UYU) (e)..............           4.25%     04/05/27           699,749
                                                                                                    --------------
                                                                                                        11,863,821
                                                                                                    --------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)

   PRINCIPAL
     VALUE
     (LOCAL                                                                              STATED         VALUE
   CURRENCY)                         DESCRIPTION                             COUPON     MATURITY     (US DOLLARS)
---------------   ------------------------------------------------------    --------    --------    ---------------
BONDS AND NOTES (b) - (CONTINUED)
                  VENEZUELA - 4.2%
      5,580,000   Bolivarian Republic of Venezuela (USD) (c).....             1.51%     04/20/11    $     5,003,865
      8,460,000   Petroleos de Venezuela S.A. (USD)..............             5.25%     04/12/17          5,202,900
      2,590,000   Republic of Venezuela (USD)....................             5.75%     02/26/16          1,916,600
                                                                                                    ---------------
                                                                                                         12,123,365
                                                                                                    ---------------

                  TOTAL INVESTMENTS - 129.6%.....................                                       371,882,689
                  (Cost $340,938,499) (f)

                  LOANS OUTSTANDING - (31.3)%....................                                       (89,792,145)
                  NET OTHER ASSETS AND LIABILITIES - 1.7%........                                         4,986,582
                                                                                                    ---------------
                  NET ASSETS - 100.0%............................                                   $   287,077,126
                                                                                                    ===============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the investment sub-advisor.

(c) Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2009.

(d)   Zero coupon bond.

(e) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $41,943,718 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,999,528.


Currency
ARS      Argentine Peso
AUD      Australian Dollar
BRL      Brazilian Real
CAD      Canadian Dollar
COP      Colombian Peso
GBP      British Pound Sterling
HUF      Hungarian Forint
IDR      Indonesian Rupiah
MXN      Mexican Peso
NGN      Nigerian Naira
NZD      New Zealand Dollar
PEN      Peruvian New Sol
RUB      Russian Ruble
TRY      Turkish Lira
USD      United States Dollar
UYU      Uruguayan Peso
ZAR      South African Rand

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2009 is as follows (see Note 1A -Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                  ASSETS TABLE


                                                                                       LEVEL 2        LEVEL 3
                                                      TOTAL MARKET      LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                                        VALUE AT        QUOTED        OBSERVABLE    UNOBSERVABLE
                                                       9/30/2009        PRICES          INPUTS         INPUTS
                                                     --------------   -----------   -------------   ------------
Bonds and Notes*.........................            $  371,882,689   $        --   $ 371,882,689   $         --
                                                     --------------   -----------   -------------   ------------
Total Investments........................               371,882,689            --     371,882,689             --
                                                     --------------   -----------   -------------   ------------
Other Financial Instruments:
Forward Foreign Currency Contracts**.....                 1,869,504     1,869,504              --             --
                                                     --------------   -----------   -------------   ------------
Total....................................            $  373,752,193   $ 1,869,504   $ 371,882,689   $         --
                                                     ==============   ===========   =============   ============

                               LIABILITIES TABLE


                                                                                       LEVEL 2       LEVEL 3
                                                      TOTAL MARKET       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                        VALUE AT         QUOTED      OBSERVABLE    UNOBSERVABLE
                                                        9/30/2009        PRICES        INPUTS         INPUTS
                                                     --------------   ------------   -----------   ------------
Forward Foreign Currency Contracts**.......          $  (10,961,667)  $(10,961,667)  $        --   $         --
                                                     ==============   ============   ===========   ============

----------
*     See the Portfolio of Investments for country breakout.

** See Schedule of Forward Foreign Currency Contracts for contract and currency detail.


                                                     % OF TOTAL
INDUSTRY CLASSIFICATION                              INVESTMENTS
-----------------------                              -----------
Government Bonds and Notes                              55.5%
Supranational Bank                                       9.0
Regional Authority                                       7.0
Oil, Gas & Consumable Fuels                              6.7
Commercial Banks                                         4.8
Electric Utilities                                       3.8
Special Purpose Banks                                    3.7
Diversified Telecommunication Services                   1.3
Diversified Financial Services                           1.3
Household Durables                                       1.2
Import/Export Bank                                       1.1
Wireless Telecommunication Services                      0.8
Transportation Infrastructure                            0.7
Real Estate Management & Development                     0.6
Multiline                                                0.5
Beverages                                                0.4
Retailing                                                0.4
Health Care                                              0.4
Food Products                                            0.3
Capital Markets                                          0.3
Construction & Engineering                               0.2
                                                     -----------
                                            Total      100.0%
                                                     ===========

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
SEPTEMBER 30, 2009 (UNAUDITED)

                            FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                                       CONTRACTS TO RECEIVE
                --------------------------------------------------------------        NET               NET
                                                     LOCAL                         UNREALIZED        UNREALIZED
                                                   CURRENCY           IN          APPRECIATION      DEPRECIATION
 SETTLEMENT              LOCAL                      VALUE IN        EXCHANGE       OF CONTRACTS     OF CONTRACTS
   DATE                CURRENCY (a)                  U.S. $        FOR U.S. $         U.S. $           U.S. $
-------------   -------------------------------   ------------   -------------   ---------------   --------------
    10/22/09    CAD                  12,554,000   $ 11,726,021   $  10,999,190   $       726,831   $           --
    10/22/09    MXN                  16,737,000      1,236,074       1,288,819                --          (52,745)
    10/22/09    NZD                   9,571,000      6,901,574       6,050,244           851,330               --
    10/22/09    ZAR                     300,000         39,765          40,390                --             (625)
                                                                                 ---------------   --------------
                                                                                 $     1,578,161   $      (53,370)
                                                                                 ---------------   --------------


                            FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                                      CONTRACTS TO DELIVER
                --------------------------------------------------------------        NET               NET
                                                     LOCAL                         UNREALIZED        UNREALIZED
                                                   CURRENCY           IN          APPRECIATION      DEPRECIATION
 SETTLEMENT              LOCAL                      VALUE IN        EXCHANGE       OF CONTRACTS     OF CONTRACTS
   DATE                CURRENCY (a)                  U.S. $        FOR U.S. $         U.S. $           U.S. $
-------------   -------------------------------   ------------   -------------   ---------------   --------------
    11/20/09    BRL                  24,837,000   $ 13,899,608   $  13,192,925   $            --   $     (706,683)
    10/22/09    CAD                  22,778,000     21,275,713      19,568,728                --       (1,706,985)
    11/20/09    COP               7,685,779,000      3,980,403       3,732,773                --         (247,630)
    10/22/09    GBP                  19,398,000     30,997,814      31,247,230           249,416               --
    10/22/09    MXN                  16,737,000      1,236,074       1,278,001            41,927               --
    10/22/09    NZD                  77,500,000     55,884,653      48,195,700                --       (7,688,953)
    10/22/09    TRY                   8,059,000      5,408,639       5,076,973                --         (331,666)
    10/22/09    ZAR                  18,560,000      2,460,122       2,233,742                --         (226,380)
                                                                                 ---------------   --------------
                                                                                 $       291,343   $  (10,908,297)
                                                                                 ---------------   --------------
Unrealized Appreciation (Depreciation).................                          $     1,869,504   $  (10,961,667)
                                                                                 ===============   ==============
Net Unrealized Appreciation (Depreciation).............                                            $   (9,092,163)
                                                                                                   ==============

----------
(a)   Please see page 5 for currency descriptions.

                 See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                         SEPTEMBER 30, 2009 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In addition, structured products, including currency linked notes and credit linked notes, as well as interest rate swaps and credit default swaps, are valued using a pricing service or quotes provided by the selling dealer or financial institution. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. Fixed-income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

    -   Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

    -   Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

                  -     Quoted prices for similar securities in active markets.

                  - Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

                  - Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

                  - Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

    -   Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of September 30, 2009 is included within the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At September 30, 2009, the Fund had no when-issued or delayed-delivery purchase commitments.

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                         SEPTEMBER 30, 2009 (UNAUDITED)

C. CREDIT LINKED NOTES:

The Fund invests in credit linked notes. Credit linked notes are securities that are collateralized by one or more designated securities that are referred to as "reference securities". Through the purchase of a credit linked note, the buyer assumes the risk of the default or, in some cases, other declines in credit quality of the reference securities. The buyer also takes on exposure to the issuer of the credit linked note in the full amount of the purchase price of the note. The issuer of a credit linked note normally will have hedged its risk on the reference securities without acquiring any additional credit exposure. The Fund has the right to receive periodic interest payments from the issuer of the credit linked note at an agreed-upon interest rate, and, if there has been no default or, if applicable, other declines in credit quality, a return of principal at the maturity date.

Credit linked notes are subject to credit risk of the reference securities underlying the credit linked notes. If one of the underlying reference securities defaults, or suffers certain other declines in credit quality, the Fund may, instead of receiving repayment of principal in whole or in part, receive the security that has defaulted.

Credit linked notes typically are privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the credit linked note will default or become bankrupt. The Fund bears the risk of loss of the principal amount it invested, and the periodic interest payments expected to be received for the duration of its investment in the credit linked note.

The market for credit linked notes may suddenly become illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit linked notes. In certain cases, a market price for a credit linked note may not be available.

D. FORWARD FOREIGN CURRENCY CONTRACTS:

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Schedule of Forward Foreign Currency Contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the Schedule of Forward Foreign Currency Contracts.

E. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions and foreign currency transactions.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board,
                           President and Chief Executive Officer
                           (principal executive officer)

Date     NOVEMBER 23, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board,
                           President and Chief Executive Officer
                           (principal executive officer)

Date     NOVEMBER 23, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller,
                           Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date     NOVEMBER 23, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.